CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical)	12 Months Ended
Dec. 31, 2015
Stockholders' Equity, Reverse Stock Split	1:10 reverse stock split